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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


              Pioneer Emerging Markets VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER EMERGING MARKETS VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Emerging Markets VCT Portfolio

   Portfolio and Performance Update                              2

   Portfolio Management Discussion                               3

   Schedule of Investments                                       4

   Financial Statements                                          9

   Notes to Financial Statements                                13

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment in securities)

International Common Stocks                             61.90%
Depositary Receipts for International Stocks            34.00%
Temporary Cash Investment                                2.40%
International Preferred Stocks                           1.70%

[CHART]

GEOGRAPHICAL DISTRIBUTION
(As a percentage of equity holdings)

South Korea                                          15.80%
India                                                12.10%
South Africa                                         12.10%
Taiwan                                                9.30%
Brazil                                                8.80%
Mexico                                                6.40%
Thailand                                              4.40%
Russia                                                3.60%
Chile                                                 3.20%
Indonesia                                             3.10%
Hong Kong                                             3.10%
Malaysia                                              3.00%
Turkey                                                2.90%
Israel                                                2.00%
Singapore                                             1.90%
Peoples Republic of China                             1.60%
Hungary                                               1.60%
Peru                                                  1.50%
Poland                                                1.30%
Other (individually less than 1%)                     2.30%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Telefonos de Mexico SA                                       4.08%
   2. Anglo American Plc                                           3.34
   3. Lukoil Holding (A.D.R.)                                      2.24
   4. Samsung Electronics Co.                                      2.12
   5. Pohang Iron & Steel Co. (A.D.R.)                             1.85

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II

                                                        6/30/03         12/31/02
Net Asset Value per Share                               $ 12.61         $  10.98

DISTRIBUTIONS PER SHARE                           SHORT-TERM       LONG-TERM
(1/1/03 - 6/30/03)                 DIVIDENDS      CAPITAL GAINS    CAPITAL GAINS
                                   $  0.0462      $    -           $  -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II

The following chart shows the change in value of an investment made in PIONEER EMERGING MARKETS VCT PORTFOLIO at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                             PIONEER EMERGING
                             MARKETS VCT             MSCI EMERGING
                             PORTFOLIO*              MARKETS FREE INDEX
10/31/1998                         $   10,000                $   10,000
                                   $   10,486                $   10,675
 6/30/1999                         $   18,695                $   17,766
                                   $   12,317                $   12,330
 6/30/2001                         $   11,410                $   12,037
                                   $   11,247                $   11,315
 6/30/2003                         $   12,965                $   13,137

The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of 679 securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

AVERAGE ANNUAL
TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                    5.72%
1 Year                           6.90%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on 5/1/00 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

For the six months ended June 30, 2003, Pioneer Emerging Markets VCT Portfolio's Class II shares delivered a total return at net asset value of 15.27%. Over the same time period, the MSCI Emerging Markets Free Index had a total return of 16.13%.

In the following discussion, Mark Madden, portfolio manager of Pioneer Emerging Markets VCT Portfolio, addresses the factors impacting the Portfolio's performance and the outlook for the emerging markets.

Q: WHAT FACTORS INFLUENCED THE PERFORMANCE OF EMERGING MARKETS IN THE SIX MONTHS
   ENDED JUNE 30, 2003?

A: Emerging markets performance has improved in the last few months as the prospects for global growth are looking better following the swift completion of the war in Iraq. Many expect corporate earnings to strengthen due to corporate restructuring efforts and low interest rates, which reduce financing costs and help propel consumer spending.

   In the last six months several emerging market countries experienced sharp recoveries in their financial markets. Brazil was one of the strongest performing markets due in part to proposed economic policies by the new president, Luiz Inacio Lula da Silva. The Brazilian market had declined last year on fears that the president would implement populist policies that would lower economic growth prospects and increase financing costs. These fears have proved thus far to be unfounded. Russia also had strong performance in the last six months due to high oil prices (Russia is a major oil producer), prospects for reform in Russia's electric power industry, and merger and acquisition activity in the Russian market that highlighted the attractive valuations of Russian stocks.

   Pioneer Emerging Markets VCT Portfolio's total return was roughly in line with its benchmark, the MSCI Emerging Markets Free Index, over the last six months. The Portfolio's focus on Brazil and good stock selection in India contributed positively to performance. The Fund also benefited from its deemphasis on the technology sector, which was the worst performing sector during the last six months due to the disappointing earnings and high valuations of stocks in the sector. The Portfolio's underweight position in Israel detracted slightly from performance. The Israeli market rebounded after Israel escaped negative repercussions from the war in Iraq (as many had expected), and as prospects for a peaceful settlement of the Israeli/Palestinian conflict have improved.

Q: WHAT IS YOUR INVESTMENT STRATEGY?

A: Our investment process is driven by rigorous research that focuses on companies that sell at a discount to our estimation of fair value, with strong long-term growth prospects and proven management ability. We look for companies that are well positioned in industries with favorable long-term trends and growth potential. We manage risk through diversification among various countries, sectors and companies while emphasizing stocks that are attractively valued.

Q: WHERE ARE YOU FINDING ATTRACTIVE OPPORTUNITIES IN EMERGING MARKETS?

A: We are particularly optimistic about the prospects for India, Thailand and Indonesia. In India, we find many attractively valued stocks across a range of sectors and are optimistic about the economic growth prospects, if the Indian government can continue to pursue economic reform measures. Thailand's economic growth may continue to accelerate as the financial restructuring that has been in progress the last few years begins to reap benefits. Indonesia's political situation has been stable, and Indonesian stocks are among the cheapest in emerging markets. Indonesian interest rates may continue to decline, which would be very positive to its stock market.

   As for sectors, we continue to maintain an underweight position in the technology sector. We believe earnings are likely to continue to be disappointing due to intense pressure on profit margins, and stock valuations are still high.

Q: WHAT IS YOUR OUTLOOK?

A: We believe emerging markets offer better potential than developed markets due to the low relative valuations in emerging markets and the attractive growth prospects of emerging market countries relative to developed market countries. Many companies in emerging markets are gaining global market share by delivering quality products and services at very competitive prices. Due to these trends, we expect earnings and cash flow growth to be strong. The primary risk relates to the health of the global economy, which has a direct impact on export growth and domestic confidence. Still, we believe there is significant value in emerging market stocks relative to their own history and relative to their developed market peers.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

Investing in emerging markets carries its own set of risks, including but not limited to currency fluctuations and social and economic instability. However, we feel confident that the long-term prospects invite serious consideration.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

     SHARES                                                               VALUE
              PREFERRED STOCKS - 1.7%
              BANKS - 0.6%
              DIVERSIFIED BANKS - 0.6%
  1,959,800   Banco Itau Holding Financiera                        $    130,553
                                                                   ------------
              TOTAL BANKS                                          $    130,553
                                                                   ------------

              TELECOMMUNICATION SERVICES - 1.1%
              INTEGRATED TELECOMMUNICATION SERVICES - 0.8%
     14,001   Tele Norte Leste Participacoes (A.D.R.)*             $    163,532
                                                                   ------------

              WIRELESS TELECOMMUNICATION SERVICES - 0.3%
      3,500   Telemig Celular Participacoes (A.D.R.)               $     73,570
                                                                   ------------
              TOTAL TELECOMMUNICATION SERVICES                     $    237,102
                                                                   ------------
              TOTAL PREFERRED STOCKS
              (Cost $234,915)                                      $    367,655
                                                                   ------------

              COMMON STOCKS - 95.9%
              ENERGY - 9.2%
              INTEGRATED OIL & GAS - 5.1%
     50,900   CNOOC Ltd.                                           $     75,063
     38,100   Gas Authority of India Ltd.*                               90,750
      6,080   Lukoil Holding (A.D.R.)                                   480,320
     20,600   Petrobras Brasiliero (A.D.R.)                             365,856
 15,479,550   Tupras-Turkiye Petrol Rafinerileri A.S.                   102,033
                                                                   ------------
                                                                   $  1,114,022
                                                                   ------------

              OIL & GAS EXPLORATION & PRODUCTION - 1.9%
    431,000   China Petroleum & Chemical                           $    103,354
      5,100   Mol Magyar Olaj                                           111,379
    125,600   PTT Public Co., Ltd.                                      198,536
                                                                   ------------
                                                                   $    413,269
                                                                   ------------

              OIL & GAS REFINING, MARKETING &
              TRANSPORTATION - 2.2%
     15,900   Bharat Petroleum Corp., Ltd.                         $     97,390
     12,800   Hindustan Petroleum                                        96,518
      6,800   Polski Koncern Nafto (G.D.R.)                              66,776
      7,200   S-OIL Corp.                                               123,566
      4,120   TelecomAsia Corp. Public Co., Ltd.                        105,060
                                                                   ------------
                                                                   $    489,310
                                                                   ------------
              TOTAL ENERGY                                         $  2,016,601
                                                                   ------------

              MATERIALS - 18.7%
              ALUMINUM - 0.3%
    112,000   Aluminum Corporation of China Ltd.                   $     24,991
      2,900   Hindalco Industries Ltd.                                   46,610
                                                                   ------------
                                                                   $     71,601
                                                                   ------------

              COMMODITY CHEMICALS - 1.5%
      4,569   Daelim Industrial Co.                                $     79,561
      7,800   Reliance Industries Ltd. (144A)*                          113,490
 14,385,600   Ultrapar Participacoes SA                                 133,293
                                                                   ------------
                                                                   $    326,344
                                                                   ------------

              CONSTRUCTION MATERIALS - 0.9%
      2,800   Asia Cement Co., Ltd.*                               $     76,183
 16,579,000   Akcansa Cimento AS                                         42,660
     12,900   Siam Cement Co., Ltd. (Foreign Shares)                     51,514
      2,932   Suez Cement Co. (G.D.R.)                                   21,022
                                                                   ------------
                                                                   $    191,379
                                                                   ------------

              DIVERSIFIED CHEMICALS - 0.5%
        200   Israel Chemicals Ltd.                                $        267
      1,100   LG Chemicals, Ltd.*                                        44,203
    148,360   Sinopac Holdings Co.*                                      54,304
                                                                   ------------
                                                                   $     98,774
                                                                   ------------

              DIVERSIFIED METALS & MINING - 1.8%
      1,800   Anglo American Platinum Corp., Ltd.                  $     57,179
      6,800   Companhia Vale do Rio Doce (A.D.R.)                       188,700
     26,500   KGHM Polska Miedz SA*                                      97,627
    101,000   Yanzhou Coal Mining (Class H)                              46,950
                                                                   ------------
                                                                   $    390,456
                                                                   ------------

              PAPER PRODUCTS - 0.5%
      5,270   Aracruz Cellulose SA (A.D.R.)                        $    110,986
                                                                   ------------

              PRECIOUS METALS & MINERALS - 9.0%
      9,600   Anglo American Plc                                   $    146,782
     46,500   Anglo American Plc (A.D.R.)                               718,218
      3,650   Anglogold Ltd.                                            110,792
      9,300   Anglogold Ltd. (A.D.R.)                                   296,670
     10,600   Compania de Minas Buenaventura SA                         318,954
     17,500   Gold Fields Ltd. (A.D.R.)                                 213,150
     15,400   Gold Fields Ltd.                                          178,998
                                                                   ------------
                                                                   $  1,983,564
                                                                   ------------

              SPECIALTY CHEMICALS - 1.0%
     80,814   Formosa Plastic Corp.                                $    112,709
    101,332   Nan Ya Plastics Corp.                                     109,952
                                                                   ------------
                                                                   $    222,661
                                                                   ------------

              STEEL - 3.2%
    100,597   China Steel Corp., Ltd.                              $     69,859
     15,200   Pohang Iron & Steel Co. Ltd. (A.D.R.)                     398,088
     28,400   Remgro Ltd.                                               241,884
                                                                   ------------
                                                                   $    709,831
                                                                   ------------
              TOTAL MATERIALS                                      $  4,105,596
                                                                   ------------

              CAPITAL GOODS - 2.1%
              BUILDING PRODUCTS - 0.6%
      1,900   Hanil Cement Co., Ltd.*                              $     76,191
      7,600   Daewoo Heavy Industries &
              Machinery Ltd.*                                            64,261
                                                                   ------------
                                                                   $    140,452
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

     SHARES                                                               VALUE
              CONSTRUCTION & ENGINEERING - 0.5%
      4,100   LG Construction Ltd.*                                $     70,879
    903,000   Enka Insaat VE Sanayi AS                                   31,034
                                                                   ------------
                                                                   $    101,913
                                                                   ------------

              ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
     13,700   Bharat Heavy Electricals (Demat Shares)              $     79,495
     42,800   Techtronic Industries Co.                                  71,899
                                                                   ------------
                                                                   $    151,394
                                                                   ------------

              INDUSTRIAL CONGLOMERATES - 0.1%
     26,000   China Resources Enterprise Limited                   $     22,505
                                                                   ------------

              METAL FABRICATORS - 0.2%
      2,590   Korea Zinc Co.*                                      $     46,618
                                                                   ------------
              TOTAL CAPITAL GOODS                                  $    462,882
                                                                   ------------

              COMMERCIAL SERVICES & SUPPLIES - 0.9%
              DATA PROCESSING SERVICES - 0.3%
    129,900   Shinawatra Computer Co., Plc                         $     58,667
                                                                   ------------

              DIVERSIFIED COMMERCIAL SERVICES - 0.6%
     22,607   Bidvest Group Ltd.                                   $    129,873
                                                                   ------------
              TOTAL COMMERCIAL SERVICES &
              SUPPLIES                                             $    188,540
                                                                   ------------

              TRANSPORTATION - 1.5%
              MARINE - 1.3%
     98,000   Evergreen Marine Corp.                               $     69,757
      6,373   Hanjin Shipping Co., Ltd.*                                 52,393
     34,280   Hyundai Merchant Marine Co.*                               96,426
     17,000   Samsung Heavy Industries Co., Ltd.*                        68,171
                                                                   ------------
                                                                   $    286,747
                                                                   ------------

              RAILROADS - 0.2%
     21,000   Malaysia International Shipping Bhd                  $     41,724
                                                                   ------------
              TOTAL TRANSPORTATION                                 $    328,471
                                                                   ------------

              AUTOMOBILES & COMPONENTS - 3.1%
              AUTO PARTS & EQUIPMENT - 0.8%
     34,300   Cycle & Carriage                                     $     96,233
      3,300   Hyundai Mobis*                                             84,676
                                                                   ------------
                                                                   $    180,909
                                                                   ------------

              AUTOMOBILE MANUFACTURERS - 2.3%
     14,000   Edaran Otomobile Nasional Bhd                        $     32,974
      8,430   Hyundai Heavy Industries*                                 173,611
 13,649,000   Koc Holdings AS*                                          119,314
     99,153   PT Astra International*                                    42,966
     54,900   Sime Darby Bhd                                             73,682
     13,999   Tata Engineering & Locomotive Co.                          59,696
                                                                   ------------
                                                                   $    502,243
                                                                   ------------
              TOTAL AUTOMOBILES & COMPONENTS                       $    683,152
                                                                   ------------

              CONSUMER DURABLES & APPAREL - 1.1%
              HOMEBUILDING - 0.2%
    463,800   Ayala Land, Inc.                                     $     52,049
                                                                   ------------

              LEISURE PRODUCTS - 0.9%
      3,595   Bajaj Auto Ltd. (Demat Shares)                       $     44,513
     81,000   Berjaya Sports Toto Bhd                                    78,868
     12,800   Hero Honda Motors Ltd. (Demat Shares)                      69,924
                                                                   ------------
                                                                   $    193,305
                                                                   ------------
              TOTAL CONSUMER DURABLES & APPAREL                    $    245,354
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE - 0.4%
              HOTELS, RESORTS & CRUISE LINES - 0.1%
      5,003   Indian Hotels Co., Ltd.*                             $     27,006
                                                                   ------------

              RESTAURANTS - 0.3%
     59,500   Kentucky Fried Chicken Bhd                           $     56,368
                                                                   ------------
              TOTAL HOTELS, RESTAURANTS & LEISURE                  $     83,374
                                                                   ------------

              MEDIA - 0.4%
              BROADCASTING & CABLE TV - 0.2%
      7,900   BEC World Public Co., Ltd.
              (Foreign Shares)                                     $     45,068
                                                                   ------------

              MOVIES & ENTERTAINMENT - 0.2%
     18,200   Tanjong Plc                                          $     47,895
                                                                   ------------
              TOTAL MEDIA                                          $     92,963
                                                                   ------------

              RETAILING - 0.5%
              GENERAL MERCHANDISE STORES - 0.5%
    218,800   Global Green Technology Group                        $     34,511
      1,300   LG Home Shopping                                           86,522
                                                                   ------------
              TOTAL RETAILING                                      $    121,033
                                                                   ------------

              FOOD & DRUG RETAILING - 3.3%
              FOOD DISTRIBUTORS - 0.7%
      9,600   Compania Cervecerias Unidas SA                       $    154,464
                                                                   ------------

              FOOD RETAIL - 2.6%
      2,280   CJ Corp.                                             $     99,255
     12,900   Companhia Brasilieira de Destribuicao
              (A.D.R.)                                                  197,886
      5,300   Distribucion y Servicio D&A SA                             67,840
    410,800   PT Indofood Sukses Makmur Tbk                              42,325
  5,501,200   Migros Turk T.A.S.                                         54,682
      5,000   Tiger Brands Ltd.                                          44,355
     11,800   Tata Tea Ltd. (Demat Shares)                               57,472
                                                                   ------------
                                                                   $    563,815
                                                                   ------------
              TOTAL FOOD & DRUG RETAILING                          $    718,279
                                                                   ------------

              FOOD, BEVERAGE & TOBACCO - 4.5%
              AGRICULTURAL PRODUCTS - 0.2%
     30,000   IOI Corp. Bhd                                        $     45,000
                                                                   ------------

              DISTILLERS & VINTNERS - 1.7%
  1,520,000   Andalou Efes Biracilik                               $     30,271
      8,900   Companhia de Bebidas (A.D.R.)                             181,115
     68,500   Grupo Modelo S.A. de C.V.                                 156,002
                                                                   ------------
                                                                   $    367,388
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

     SHARES                                                               VALUE
              SOFT DRINKS - 1.5%
     13,200   Embotelladora Andina SA (A.D.R.)                     $    103,620
      2,100   Fomento Economico Mexicano,
              S.A. de C.V.                                               86,520
     17,600   Fraser & Neave Ltd.                                        85,963
    110,000   Sermsuk Public Co., Ltd.                                   66,021
                                                                   ------------
                                                                   $    342,124
                                                                   ------------

              TOBACCO - 1.1%
      8,000   British American Tabacco (Malaysia) Bhd              $     82,105
     62,000   PT Gudang Garam Public Co. Ltd.                            76,655
    159,000   PT Hanjaya Mandala Sampoerna Tbk                           79,982
                                                                   ------------
                                                                   $    238,742
                                                                   ------------
              TOTAL FOOD, BEVERAGE & TOBACCO                       $    993,254
                                                                   ------------

              HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
              HOUSEHOLD PRODUCTS - 0.6%
      3,300   LG Household & Health Care Ltd.*                     $     85,228
 15,286,610   Arcelik A.S.                                               53,344
                                                                   ------------
              TOTAL HOUSEHOLD & PERSONAL PRODUCTS                  $    138,572
                                                                   ------------

              HEALTH CARE EQUIPMENT & SERVICES - 1.6%
              HEALTH CARE DISTRIBUTORS - 1.6%
      6,130   Teva Pharmaceutical Industries Ltd.                  $    348,981
                                                                   ------------
              TOTAL HEALTH CARE EQUIPMENT &
              SERVICES                                             $    348,981
                                                                   ------------

              PHARMACEUTICALS & BIOTECHNOLOGY - 1.1%
              BIOTECHNOLOGY - 0.3%
      3,000   Dr. Reddy's Laboratories (A.D.R.)                    $     69,930
                                                                   ------------

              PHARMACEUTICALS - 0.8%
      1,375   Gideon Richter Sons (G.D.R.)                         $     97,625
      4,460   Ranbaxy Laboratories Ltd.                                  75,522
                                                                   ------------
                                                                   $    173,147
                                                                   ------------
              TOTAL PHARMACEUTICALS &
              BIOTECHNOLOGY                                        $    243,077
                                                                   ------------

              BANKS - 13.1%
              DIVERSIFIED BANKS - 13.1%
      5,644   Banco Bradesco SA                                    $    105,430
      3,203   Banco Santiago                                             65,373
     13,700   Bangkok Bank Ltd. (Foreign Shares)*                        21,981
     79,600   Bank of Baroda*                                           191,658
      2,981   Bank Zachodini                                             51,352
    139,600   Canara Bank Ltd.                                          287,181
    178,964   Chinatrust Financial Holding
              Co., Ltd.                                                 144,476
     18,300   Commerce Asset Holdings Bhd                                16,663
      6,300   Commercial International Bank                              38,493
     11,000   Development Bank of Singapore Ltd.                         64,348
    112,600   Kasikornbank*                                             105,052
      1,900   Kookmin Bank                                               57,262
      2,700   Kookmin Bank (A.D.R.)*                                     81,675
     52,900   Malayan Banking Bhd                                  $    119,721
      9,500   MISR International                                         10,450
    293,000   National Finance Public Co., Ltd.                         105,165
     93,100   Oriental Bank of Commerce                                 321,883
      8,000   Overseas-Chinese Banking Corp., Ltd.                       45,435
    195,000   PT Bank Central Asia Tbk                                   67,955
  1,343,476   PT Lippo Bank*                                             80,609
     60,250   Public Bank Bhd (Foreign shares)                           47,883
     98,800   Punjab National Bank                                      330,612
     47,600   Siam Commercial Bank Plc
              (Foreign Shares)*                                          40,732
     24,400   Standard Bank Group Ltd.                                  106,597
     16,200   State Bank of India                                       134,283
      3,900   State Bank of India (G.D.R.)*                              79,989
 20,616,496   Turkiye Is Bankasi (Isbank)*                               65,403
      5,400   Uniao de Bancos Brasileiros S.A.
              (Unibanco)(G.D.R.)(144A)                                   90,720
                                                                   ------------
              TOTAL BANKS                                          $  2,878,381
                                                                   ------------

              DIVERSIFIED FINANCIALS - 5.0%
              DIVERSIFIED FINANCIAL SERVICES - 5.0%
  3,480,000   Alarko Holding A.S.                                  $     49,557
    167,000   Bank Mandiri                                               13,800
    357,917   China Development Fianancial*                             136,704
     78,300   FirstRand Ltd.                                             80,758
    122,000   Fubon Group                                                97,784
    111,700   Grupo Financiero Bancomer (Class B)*                       94,379
 27,793,666   Haci Omer Sabanci Holding AS                               66,619
    138,500   Kiatnakin Finance Plc (Foreign shares)                    109,463
     89,557   Old Mutual Plc                                            131,135
     69,466   RMB Holdings Ltd.                                          98,747
      2,750   Samsung Securities Co., Ltd.                               66,649
     96,000   Sanlam Ltd.                                                89,780
    534,700   SM Prime Holdings                                          59,006
                                                                   ------------
              TOTAL DIVERSIFIED FINANCIALS                         $  1,094,381
                                                                   ------------

              INSURANCE - 1.3%
              MULTI-LINE INSURANCE - 0.3%
      1,500   Samsung Fire & Marine Insurance*                     $     72,959
                                                                   ------------

              PROPERTY & CASUALTY INSURANCE - 1.0%
    177,662   Cathay Financial Holdings Co.                        $    217,451
                                                                   ------------
              TOTAL INSURANCE                                      $    290,410
                                                                   ------------

              SOFTWARE & SERVICES - 0.9%
              APPLICATION SOFTWARE - 0.9%
      3,500   Check Point Software Technologies Ltd.*$                   68,425
      1,150   Infosys Technologies Ltd.                                  81,005
      4,900   Satyam Computer Services Ltd.                              48,657
                                                                   ------------
              TOTAL SOFTWARE & SERVICES                            $    198,087
                                                                   ------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
              COMMUNICATIONS EQUIPMENT - 1.0%
     10,640   Empresa Nacional De Telecom                          $     54,923

   The accompanying notes are an integral part of these financial statements.

     SHARES                                                               VALUE
              COMMUNICATIONS EQUIPMENT (CONT)
      7,600   Matav Rt (A.D.R.)                                    $    130,720
      1,000   Samsung Electro Mechanics Co., Ltd.*                       32,859
                                                                   ------------
                                                                   $    218,502
                                                                   ------------

              COMPUTER HARDWARE - 0.3%
     58,400   Compal Electronics                                   $     78,407
                                                                   ------------

              COMPUTER STORAGE & PERIPHERALS - 0.5%
     54,000   Quanta Computer, Inc.                                $    111,719
                                                                   ------------

              ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
     43,000   Asustek Computer, Inc.                               $    108,869
        809   Elbit Systems Ltd.                                         15,731
     28,150   Elec & Eltek International Co., Ltd.                       53,485
      2,350   LG Electronics Inc.*                                       97,974
     91,300   Phoenixtec Power Co., Ltd.                                 76,876
        770   Samsung Display Devices                                    58,338
    204,000   Varitronix International Ltd.                             155,652
                                                                   ------------
                                                                   $    566,925
                                                                   ------------

              OFFICE ELECTRONICS - 0.3%
      8,100   Baiksan OPC Co.*                                     $     65,166
                                                                   ------------
              TOTAL TECHNOLOGY HARDWARE &
              EQUIPMENT                                            $  1,040,719
                                                                   ------------

              SEMICONDUCTORS - 4.8%
     30,500   Hon Hai Precision Industry                           $    110,757
      1,530   Samsung Electronics Co.                                   454,709
    218,000   Taiwan Semiconductor
              Manufacturing Co.*                                        359,549
    215,000   United Microelectronics Corp., Ltd.*                      138,730
                                                                   ------------
              TOTAL SEMICONDUCTORS                                 $  1,063,745
                                                                   ------------

              TELECOMMUNICATION SERVICES - 12.3%
              ALTERNATE CARRIERS - 0.2%
    154,000   Singapore Post Ltd.*                                 $     59,475
                                                                   ------------

              INTEGRATED TELECOMMUNICATION SERVICES - 8.2%
     20,000   Asia Satellite Telecommunications
              Holdings Ltd.                                        $     32,957
      2,900   Brasil Telecom Participacoes SA*                          108,605
      4,900   Compania de Telephonos de Chile SA
              (A.D.R.)*                                                  57,820
     14,000   PT Indosat Indonesian Satellite Corp.                     151,620
     10,600   KT Corp.*                                                 208,926
     15,400   Mahanagar Telephone Nigam Ltd.                             73,920
     48,000   Mahanagar Telephone (Demat Shares)*                       117,489
      9,740   Telekomunik Indonesia (A.D.R.)                            109,088
     27,900   Telefonos de Mexico SA                                    876,618
     18,500   Telekomunikacja Polska SA                                  65,067
                                                                   ------------
                                                                   $  1,802,110
                                                                   ------------

              WIRELESS TELECOMMUNICATION SERVICES - 3.9%
     42,700   Advanced Service Co., Ltd.
              (Foreign Shares)                                     $     61,913
      8,400   Alumax, Inc.                                         $    157,500
     12,200   China Mobile Ltd.                                          28,786
      8,500   Mobinil-Egyptian Mobile Services*                          75,796
     19,437   SK Telecom Co., Ltd.*                                     366,582
    143,900   United Communication Industry
              Public Co., Ltd.*                                          74,909
     40,900   Venfin Ltd.*                                               91,800
                                                                   ------------
                                                                   $    857,286
                                                                   ------------
              TOTAL TELECOMMUNICATION SERVICES                     $  2,718,871
                                                                   ------------

              UTILITIES - 4.8%
              ELECTRIC UTILITIES - 4.0%
    126,300   Empresa Nacional de Electricid S.A.*                 $     38,174
  1,708,376   Enersis SA*                                               149,116
     88,500   Hongkong Electric Holdings Ltd.                           347,275
      6,400   Korea Electric Power Corp.                                101,264
      8,560   Unified Energy System (G.D.R.)*                           228,470
                                                                   ------------
                                                                   $    864,299
                                                                   ------------

              GAS UTILITIES - 0.6%
    248,000   PetroChina Co., Ltd.                                 $     74,734
      3,200   Gazprom (A.D.R.)*                                          60,480
                                                                   ------------
                                                                   $    135,214
                                                                   ------------

              WATER UTILITIES - 0.2%
      5,400   Cia Saneamento Basic de Estado de
              Sao Paulo*                                           $     49,680
                                                                   ------------
              TOTAL UTILITIES                                      $  1,049,193
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $18,230,138)                                   $ 21,103,916
                                                                   ------------
              RIGHTS/WARRANTS - 0.0%

              TELECOMMUNICATION SERVICES - 0.0%
              INTEGRATED TELECOMMUNICATION SERVICES - 0.0%
     32,210   TelecomAsia Public, Co., Ltd.
              (Foreign Warrants)                                   $          -
                                                                   ------------
              TOTAL RIGHTS/WARRANTS
              (Cost $9,538)                                        $          -
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

  PRINCIPAL
     AMOUNT                                                               VALUE
              TEMPORARY CASH INVESTMENT - 2.4%

              SECURITY LENDING COLLATERAL - 2.4%
$   537,832   Securities Lending Investment Fund,
              1.21%                                                $    537,832
                                                                   ------------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $537,832)                                      $    537,832
                                                                   ------------
              TOTAL INVESTMENT IN SECURITIES - 100.0%
              (Cost $19,012,423)(a)                                $ 22,009,403
                                                                   ============

*    Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2003, the value of these securities amounted to $204,210 or 0.9% of total net assets.

(a) Distributions of investments by country of issue, as a percentage of total equity holdings, is as follows

     South Korea                            15.8%
     India                                  12.1
     South Africa                           12.1
     Taiwan                                  9.3
     Brazil                                  8.8
     Mexico                                  6.4
     Thailand                                4.4
     Russia                                  3.6
     Chile                                   3.2
     Indonesia                               3.1
     Hong Kong                               3.1
     Malaysia                                3.0
     Turkey                                  2.9
     Israel                                  2.0
     Singapore                               1.9
     People's Republic Of China              1.6
     Hungary                                 1.6
     Peru                                    1.5
     Poland                                  1.3
     Other (individually less than 1%)       2.3
                                           -----
                                           100.0%
                                           =====

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                             SIX MONTHS
                                                                                ENDED                                  5/1/00
                                                                               6/30/03     YEAR ENDED   YEAR ENDED       TO
CLASS II (a)                                                                 (UNAUDITED)    12/31/02     12/31/01     12/31/00
Net asset value, beginning of period                                         $    10.98    $    11.19   $    12.08   $    18.02
                                                                             ----------    ----------   ----------   ----------
Increase (decrease) from investment operations:
  Net investment income (loss)                                               $     0.07    $     0.02   $     0.09   $    (0.02)
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                                              1.61         (0.17)       (0.98)       (5.59)
                                                                             ----------    ----------   ----------   ----------
     Net increase (decrease) from investment operations                      $     1.68    $    (0.15)  $    (0.89)  $    (5.61)
Distributions to shareowners:
  Net investment income                                                           (0.05)        (0.06)           -            -
  Net realized gain                                                                   -             -            -        (0.33)
                                                                             ----------    ----------   ----------   ----------
Net increase (decrease) in net asset value                                   $     1.63    $    (0.21)  $    (0.89)  $    (5.94)
                                                                             ----------    ----------   ----------   ----------
Net asset value, end of period                                               $    12.61    $    10.98   $    11.19   $    12.08
                                                                             ==========    ==========   ==========   ==========
Total return*                                                                     15.27%        (1.42)%      (7.37)%     (31.65)%
Ratio of net expenses to average net assets+                                       2.00%**       1.99%        1.90%        2.11%**
Ratio of net investment income to average net assets+                              2.00%**       0.28%        1.05%       (0.73)%**
Portfolio turnover rate                                                             119%**        124%         175%         156%**
Net assets, end of period (in thousands)                                     $   16,833    $    8,852   $    7,861   $    5,819
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                     3.06%**       3.11%        4.12%        4.47%**
  Net investment income (loss)                                                     0.94%**      (0.84)%      (1.17)%      (3.09)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                     2.00%**       1.99%        1.90%        2.09%**
  Net investment income (loss)                                                     2.00%**       0.28%        1.05%       (0.71)%**

(a) Class II shares were first publicly offered May 1, 2000.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

                                                                                                          PIONEER
                                                                                                         EMERGING
                                                                                                         MARKETS
                                                                                                       VCT PORTFOLIO
ASSETS:
  Investment in securities, at value, (including securities loaned of $515,563)
    (cost $19,012,423)                                                                                $    22,009,403
  Cash                                                                                                      1,042,128
  Cash held as collateral for furtures contracts                                                                    -
  Foreign currencies, at value                                                                                101,114
  Receivables -
    Investment securities sold                                                                                195,605
    Fund shares sold                                                                                           39,244
    Variation margin                                                                                                -
    Dividends, interest and foreign taxes withheld                                                             87,630
    Forward foreign currency settlement contracts, net                                                              -
    Forward foreign currency portfolio hedge contracts, open-net                                                    -
    Due from Pioneer Investment Management, Inc.                                                                  585
  Other                                                                                                         3,185
                                                                                                      ---------------
      Total assets                                                                                    $    23,478,894
                                                                                                      ---------------
LIABILITIES:
  Payables -
    Investment securities purchased                                                                   $        78,930
    Fund shares repurchased                                                                                     5,570
    Dividends                                                                                                     703
    Upon return of securities loaned                                                                          537,832
    Variation margin                                                                                                -
    Forward foreign currency settlement contracts, net                                                              1
    Forward foreign currency portfolio hedge contracts, net                                                         -
  Due to bank                                                                                                       -
  Due to affiliates                                                                                            13,706
  Accrued expenses                                                                                             47,369
  Other                                                                                                             -
                                                                                                      ---------------
      Total liabilities                                                                               $       684,111
                                                                                                      ---------------
NET ASSETS:
  Paid-in capital                                                                                     $    29,165,366
  Accumulated net investment income (loss)                                                                    141,444
  Accumulated undistributed net realized gain (loss)                                                       (9,510,316)
  Net unrealized gain (loss) on:
    Investments                                                                                             2,996,980
    Futures contracts                                                                                               -
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                                          1,309
                                                                                                      ---------------
      Total net assets                                                                                $    22,794,783
                                                                                                      ---------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                                                          $     5,962,006
  Shares outstanding                                                                                          470,226
                                                                                                      ---------------
  Net asset value per share                                                                           $         12.68
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                                                          $    16,832,777
  Shares outstanding                                                                                        1,334,649
                                                                                                      ---------------
  Net asset value per share                                                                           $         12.61

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                                           PIONEER
                                                                                                      EMERGING MARKETS
                                                                                                        VCT PORTFOLIO

                                                                                                         SIX MONTHS
                                                                                                            ENDED
                                                                                                           6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $42,979)                                                $       323,221
  Interest (net of foreign taxes withheld of $0)                                                                3,683
  Income on securities loaned, net                                                                              1,115
  Other                                                                                                         2,264
                                                                                                      ---------------
      Total investment income                                                                         $       330,283
                                                                                                      ---------------

EXPENSES:
  Management fees                                                                                     $        94,837
  Transfer agent fees                                                                                           1,506
  Distribution fees (Class II)                                                                                 13,787
  Administrative fees                                                                                          18,596
  Custodian fees                                                                                               74,502
  Professional fees                                                                                            29,410
  Printing                                                                                                     10,396
  Fees and expenses of nonaffiliated trustees                                                                       -
  Miscellaneous                                                                                                 4,475
                                                                                                      ---------------
      Total expenses                                                                                  $       247,509
      Less management fees waived and expenses assumed
        by Pioneer Investment Management, Inc.                                                                (89,444)
      Less fees paid indirectly                                                                                     -
                                                                                                      ---------------
      Net expenses                                                                                    $       158,065
                                                                                                      ---------------
        Net investment income (loss)                                                                  $       172,218
                                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                                                                       $      (149,989)
    Futures contracts                                                                                               -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                                                       (19,762)
                                                                                                      ---------------
                                                                                                      $      (169,751)
                                                                                                      ---------------
  Change in net unrealized gain or loss from:
    Investments                                                                                       $     2,804,284
    Futures contracts                                                                                               -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                                                         1,039
                                                                                                      ---------------
                                                                                                      $     2,805,323
                                                                                                      ---------------
  Net gain (loss) on investments, futures contracts
    and foreign currency transactions                                                                 $     2,635,572
                                                                                                      ---------------
  Net increase (decrease) in net assets resulting
    from operations                                                                                   $     2,807,790
                                                                                                      ===============

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       PIONEER EMERGING
                                                                            MARKETS
                                                                         VCT PORTFOLIO

                                                                 SIX MONTHS
                                                                    ENDED              YEAR
                                                                   6/30/03            ENDED
                                                                 (UNAUDITED)         12/31/02
FROM OPERATIONS:
Net investment income (loss)                                   $       172,218    $        72,830
Net realized gain (loss) on investments                               (169,751)          (878,970)
Change in net unrealized gain or loss
  on investments, futures contracts and
  foreign currency transactions                                      2,805,323            220,065
                                                               ---------------    ---------------
    Net increase (decrease) in net assets
      resulting from operations                                $     2,807,790    $      (586,075)
                                                               ---------------    ---------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                                      $       (25,890)   $       (59,364)
  Class II                                                             (60,429)           (40,352)
Net realized gain
  Class I                                                                    -                  -
  Class II                                                                   -                  -
Tax return of capital
  Class I                                                                    -                  -
  Class II                                                                   -                  -
                                                               ---------------    ---------------
    Total distributions to shareowners                         $       (86,319)   $       (99,716)
                                                               ---------------    ---------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                               $     9,240,468    $    10,385,105
Reinvestment of distributions                                           85,767             99,013
Cost of shares repurchased                                          (3,991,243)        (9,817,734)
                                                               ---------------    ---------------
    Net increase (decrease) in net assets
      resulting from fund share transactions                   $     5,334,992    $       666,384
                                                               ---------------    ---------------
    Net increase (decrease) in net assets                      $     8,056,463    $       (19,407
                                                               ---------------    ---------------

NET ASSETS:
Beginning of period                                            $    14,738,320    $    14,757,727
                                                               ---------------    ---------------
End of period                                                  $    22,794,783    $    14,738,320
                                                               ---------------    ---------------
Accumulated undistributed/(distributions in
  excess of) net investment income (loss)                      $       141,444    $        55,545
                                                               ===============    ===============

   The accompanying notes are an integral part of these financial statements.

PIONEER EMERGING MARKETS VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Emerging Markets VCT Portfolio is to seek long-term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see note 8).

D. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2003, the no such taxes were paid.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. Any estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding year of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. Any estimated reserve for the repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding year of such investments and the related tax rates and other such factors. As of June 30, 2003, the Portfolio had no reserves related to capital gains taxes or taxes on the repatriation of foreign currencies. Effective May 2, 2001, the Malaysian government eliminated its tax on the repatriation of foreign currencies.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Emerging Markets Portfolio had a capital loss carryforward of $8,383,090, which will expire between 2008 and 2010 if not utilized.

   The Portfolio elected to defer $218,701 in capital losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                               PIONEER
                                           EMERGING MARKETS
                                            VCT PORTFOLIO
                                                2002
-----------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                            $         99,716
Long-Term capital gain                                    -
                                           ----------------
                                           $         99,716
Return of Capital                                         -
                                           ----------------
  Total distributions                      $         99,716
                                           ----------------

DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income              $         86,208
Undistributed long-term gain                              -
Unrealized appreciation/depreciation               (576,471)
                                           ----------------
  Total                                    $       (490,263)
                                           ----------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

E. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. SECURITY LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 1.15% of the Portfolios' average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Trust to the extent necessary to limit Class I expenses to 1.75% of the average daily net assets attributable to Class I shares; the portion of the Trust-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $9,955 was ayable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $238 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $3,513 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                                              NET
                                                         GROSS            GROSS           APPRECIATION/
                                      TAX COST        APPRECIATION     DEPRECIATION      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio         $   19,781,860   $    2,474,239    $    (246,696)     $    2,227,543

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $13,792,191 and $9,382,229, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           '03 SHARES         '03 AMOUNT         '02 SHARES         '02 AMOUNT
----------------------------------------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
CLASS I:
Shares sold                                    77,327    $       857,644            379,032    $     4,494,546
Reinvestment of distributions                   2,017             25,338              4,888             58,661
Shares repurchased                           (142,700)        (1,585,220)          (464,371)        (5,189,233)
                                        ----------------------------------------------------------------------
  Net increase (decrease)                     (63,356)   $      (702,238)           (80,451)          (636,026)
                                        ======================================================================
CLASS II:
Shares sold                                   732,118    $     8,382,824            496,055    $     5,890,559
Reinvestment of distributions                   4,838             60,429             3,3374             40,352
Shares repurchased                           (208,659)        (2,406,023)          (395,832)        (4,628,501)
                                        ----------------------------------------------------------------------
  Net increase (decrease)                     528,297    $     6,037,230            103,597    $     1,302,410
                                        ======================================================================

8. FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2003, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract. As of June 30, 2003, the Portfolio had no outstanding portfolio hedges.

Outstanding forward currency settlement contracts were as follows:

                                                                GROSS               GROSS       NET RECEIVABLE/
PORTFOLIO                                                     RECEIVABLE           PAYABLE         (PAYABLE)
---------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                                    $   (6,214)         $  (6,213)          $  (1)

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   13919-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.